LICENSING AGREEMENTS (Details Narrative)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2014 GBP (£)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-refundable, upfront cash payment		$ 1,320,000	$ 1,380,000	£ 1,000,000
Deferred revenue		107,000
Deferred revenue current	$ 69,681	259,256	$ 103,470
Deferred revenue	70,000	259,000
Marketing Rights Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-refundable, upfront cash payment	$ 1,200,000	$ 1,310,000		£ 1,000,000